Revenue from Contracts with Customers (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Net sales	$ 251,468	$ 1,659,111	$ 2,741,987
Revenue	$ 348,688		$ 20,815,955